Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Aug. 04, 2023	Apr. 30, 2024
Additional details on Income taxes [line items]
Percentage of global minimum tax rate	15.00%
2019 taxation year [Member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 277